Contract liabilities	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Contract liabilities
31.	Contract liabilities

Current contract liabilities:

	31 December 2018	31 December 2017
Contract liabilities	255,756	—

	255,756	—

Non-current contract liabilities:

	31 December 2018	31 December 2017
Contract liabilities	131,598	—

	131,598	—

Contract liabilities primarily consists of right of use sold but not used by prepaid subscribers. The following table shows unrealized performance obligation result as of 31 December, 2018;

31 December 2018
Mobile telecommunications service	101,006
Other (*)	429,889

Total	530,895

(*)	In consist of Hospital Revenue

Management expects that 75% of the transaction price allocated to the unsatisfied contracts at of 31 December 2018 will be recognized as revenue during the next reporting period. The remaining 25% will be recognized in the 2019 financial year.

Revenue recognized in the current reporting period relates to carried forward contract liabilities is TL181,710.